Accounts Receivable, Net- Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 32,092,210	$ 4,507,966			¥ 51,483,121
Allowance for credit losses	(15,161,334)	(2,129,700)	¥ (11,041,825)	$ (1,551,036)	(11,041,825)	¥ (10,921,962)	¥ (10,921,962)	¥ (10,892,125)
Total	¥ 16,930,876	$ 2,378,266			¥ 40,441,296